Document and Entity Information	Jan. 24, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 24, 2022
Entity Registrant Name	CARNEY TECHNOLOGY ACQUISITION CORP. II
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39779
Entity Tax Identification Number	85-2832589
Entity Address, Address Line One	630 Ramona St.
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
City Area Code	619
Local Phone Number	736-6855
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001823634
Member Units [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock an done-third of one Redeemable Warrant
Trading Symbol	CTAQU
Security Exchange Name	NASDAQ
Class A And Class B Nonredeemable Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share, included as part of the Units
Trading Symbol	CTAQ
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Redeemable Warrants included as part of the Units, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	CTAQW
Security Exchange Name	NASDAQ